Submission	Mar. 06, 2025
Submission [Line Items]
Central Index Key	0000879407
Registrant Name	Arrowhead Pharmaceuticals, Inc.
Registration File Number	333-268665
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES